Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2019
Events occurring after the balance sheet date
Events occurring after the balance sheet date

17.    Events occurring after the balance sheet date

On October 29, 2019, the Company appointed Dr. Frank Maddux, the Company's Global Chief Medical Officer, to the Management Board. He will start in his new position on January 1, 2020.

No futher significant activities have taken place subsequent to the balance sheet date September 30, 2019 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.